Geographic Information (Details) - Summary of revenue by geographic area - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 1,704	$ 11,782	$ 7,150	$ 22,712	$ 15,407	$ 32,578	$ 33,555
United States [Member]
Segment Reporting Information [Line Items]
Revenues	1,702					32,520	33,428
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2					$ 58	$ 127